Intangibles - Summary of non-current assets - intangibles (Detail) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ 14,465,312	$ 15,400,023
GDC licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	7,530,541	8,072,715
GDC licensing agreement [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	16,407,788	16,407,788
GDC licensing agreement [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	(8,877,247)	(8,335,073)
Licensing Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	6,934,771	7,327,308
Licensing Agreement [Member] | Gross carrying amount [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	9,813,362	9,813,362
Licensing Agreement [Member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ (2,878,591)	$ (2,486,054)